As filed with the Securities and Exchange Commission on June 9, 2015.

1933 Act Registration No. 333-177369
1940 Act Registration No. 811-22613

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 28	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 31	[X]

JACKSON VARIABLE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
Susan S. Rhee, Esq.	Ropes & Gray LLP
Jackson Variable Series Trust	191 N Wacker Drive
Vice President, Chief Legal Officer & Secretary	32nd Floor
1 Corporate Way	Chicago, Illinois 60606
Lansing, Michigan 48951	Attn: Paulita Pike

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[ ]	on __________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[X]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

The Information In the Prospectus Is Not Complete And May Be Changed. We May Not Sell These Securities Until The Registration Statement Filed With The Securities And Exchange Commission Is Effective. This Prospectus Is Not An Offer To Sell These Securities And Is Not Soliciting An Offer To Buy These Securities In Any State Where The Offer Or Sale Is Not Permitted.

Supplement Dated September 21, 2015
To The Prospectus Dated April 27, 2015

Jackson Variable Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 21, 2015, unless otherwise noted below.

This supplement reflects the following fund change and associated Investment Sub-Adviser change:

Current Fund (and Sub-Adviser)	New Fund Name (and Sub-Adviser)
JNL/Franklin Templeton Frontier Markets Fund (Sub-Adviser: Templeton Asset Management Ltd.)	JNL/Mellon Capital Frontier Markets 100 Index Fund (Sub-Adviser: Mellon Capital Management Corporation)

As a result of the above fund change, please delete all references to the JNL/Franklin Templeton Frontier Markets Fund and replace them with the JNL/Mellon Capital Frontier Markets 100 Index Fund.

This supplement discloses the following fund mergers:

Acquired Fund	Acquiring Fund
1)JNAM Guidance – Equity Income Fund, a series of Jackson Variable Series Trust	JNL/The Boston Company Equity Income Fund, a series of Jackson Variable Series Trust
2)JNL/Franklin Templeton Natural Resources Fund, a series of Jackson Variable Series Trust	JNL/BlackRock Natural Resources Fund, a series of JNL Series Trust

As a result of the above mergers, please remove all references to the following funds:

JNAM Guidance – Equity Income Fund
JNL/Franklin Templeton Natural Resources Fund

Please delete "VIII. Privacy Policy Statement" from the Table of Contents and replace it with the following item:

VIII.            Appendix A

In the summary prospectus section entitled "Summary Overview of Each Fund," please delete the fund description for the JNL/Franklin Templeton Frontier Markets Fund in its entirety and replace it with the following:

JNL/Mellon Capital Frontier Markets 100 Index Fund
(formerly, JNL/Franklin Templeton Frontier Markets Fund)

Investment Objective.  The investment objective of the JNL/Mellon Capital Frontier Markets 100 Index Fund (the "Fund") is to track the performance of the MSCI Frontier Markets 100 Index, which measures the investment returns of stocks issued by companies in frontier market countries.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses[2]	0.80%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or the "Adviser").
[2]	Expense information has been restated to reflect current fees.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$82	$255	$444	$990

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

The portfolio turnover reflected above reflects the Fund's results when managed by the previous sub-adviser, Templeton Asset Management Ltd., utilizing an active investment strategy.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks included in the MSCI Frontier Markets 100 Index (the "Index"), including depositary receipts representing interests in securities included in the Index; which may be in the form of American Depositary receipts ("ADRs"), Global Depositary receipts ("GDRs") and/or European Depositary receipts ("EDRs").

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis, but attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index, in relatively the same proportions as those stocks are represented in the Index.  Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

As of December 31, 2014, the market capitalization range of the Index is $165 million to $5,935 million.

When attempting to replicate a capitalization-weighted index such as the Index, portfolio turnover is typically limited to what the index adds and deletes over time, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require additional rebalancing as a result of market movement; rather, it is rebalanced automatically with the change in share price.

As of April 30, 2015, the Index considers "frontier markets countries" to include Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Lithuania, Mauritius, Morocco, Nigeria, Oman, Pakistan, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Ukraine, and Vietnam.

The Fund may also invest in derivative securities and exchange-traded funds to manage cash flows and equitize accruals.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also concentrated.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund.

•
Concentration risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Counterparty risk – A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter ("OTC") derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is heightened during unusually adverse market conditions.

•
Currency risk – Investments in foreign currencies and in securities that trade, or receive revenues, in, or in derivatives that provide exposure to, foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency will decline in value relative to the currency being hedged. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, involve many of the same risks as direct investments in foreign securities.  These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and, speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.  Depositary receipts may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.

•
Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in emerging market and less developed countries are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets.  Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  As a result of these risks, investments in emerging market securities tend to be more volatile than investments in developed countries.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF's shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions.  This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.   There may be less publicly available information and more volatile or less liquid markets.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected.  When a Fund enters into certain contracts with counterparties, such as over-the-counter derivatives contracts, it faces the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.  If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad-based securities market index that has investment characteristics similar to those of the Fund.  The performance information shown reflects the Fund's results when managed by the previous sub-adviser, Templeton Asset Management, Ltd., utilizing an active investment strategy. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective September 21, 2015, in conjunction with the change in the Fund's investment objective to track the performance of the MSCI Frontier Markets 100 Index, the Fund replaced the MSCI Frontier Markets Index with the MSCI Frontier Markets 100 Index as its benchmark.

Annual Total Returns as of December 31

Best Quarter (ended 12/31/2013): 7.95%; Worst Quarter (ended 12/31/2014): -18.28%

Average Annual Total Returns as of December 31, 2014
	1 year	Life of Fund (September 10, 2012)
JNL/Mellon Capital Frontier Markets 100 Index Fund	-14.98%	2.18%
MSCI Frontier Markets 100 Index (Fund Benchmark) (Net) (reflects no deduction for fees, expenses or taxes)	4.99%	16.24%
MSCI Frontier Markets Index (Net) (reflects no deduction for fees, expenses or taxes)	6.84%	17.08%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC. Effective April 27, 2015, Jackson National Asset Management, LLC became the Investment Adviser to the Fund.

Sub-Adviser:
Mellon Capital Management Corporation ("Mellon Capital"). Effective September 21, 2015, Mellon Capital became the Sub-Adviser to the Fund.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong	September 2015	Managing Director, Mellon Capital
Richard A. Brown	September 2015	Managing Director, Mellon Capital
Thomas J. Durante	September 2015	Managing Director, Mellon Capital

Purchase and Redemption of Fund Shares
Only separate accounts and qualified plans of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including funds of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in the Fund or through a qualified plan in which you are a participant.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information
The Fund's shareholders are separate accounts and qualified plans of Jackson or Jackson NY and mutual funds owned directly or indirectly by them.  Accordingly, the Fund's dividends and other distributions are not taxable to you, the contract owner or plan participant, and no discussion is included about the Federal personal income tax consequences to you.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion therein of those consequences.

Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

In the summary prospectus section entitled "Summary Overview of Each Fund," please delete the sub-section "Principal Investment Strategies," for the JNL/Nicholas Convertible Arbitrage Fund in its entirety and replace it with the following:

Principal Investment Strategies.  The Fund's investment strategy focuses on owning long convertible bonds and shorting some of the issuing company's common stock.  The Fund seeks to achieve its investment objective by utilizing directional hedges on the underlying equity exposure of convertible securities invested in by the Fund.  Nicholas Investment Partners, L.P., the Fund's sub-adviser (the "Sub-Adviser"), implements a bottom-up investment approach that combines traditional credit analysis with fundamental and quantitative equity research emphasizing small- and mid-capitalization issuers, a segment the Sub-Adviser considers to be the most inefficient area of the convertible securities market, to identify and assess the attractiveness of potential convertible securities investments.  The Fund may gain exposure to convertible securities through "synthetic" means, specifically Equity-Linked Notes ("ELNs").   ELNs would allow the investment team to invest in securities with that meet the same overall investment criteria but may not specifically offer a convertible security.  Additionally, ELNs could also be utilized to gain exposure to other market segments with limited convertible issues.

ELNs typically will be unsecured, senior bonds issued by a counterparty with the return of the bond linked to the underlying securities (stock or basket) of the Sub-Adviser's choice.  These securities would offer highly customizable, convertible-like exposure to companies which may not have convertible bonds available in the market today.  In owning a "synthetic convertible," the Sub-Adviser will generally hedge the security just as the firm would any convertible security:  by shorting shares of the underlying equity exposure.

Under normal market conditions, the Fund's exposure to ELNs would typically not exceed 10% of the Fund's total market value.

In the section entitled "Summary Overview of Each Fund" for the JNL/Nicholas Convertible Arbitrage Fund, under "Principal Risks of Investing in the Fund," please add the following risks:

•
Counterparty risk – A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter ("OTC") derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is heightened during unusually adverse market conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

In the prospectus section entitled "Additional Information About Each Fund" under "Principal Investment Strategies" for JNAM Guidance – Interest Rate Opportunities Fund, JNAM Guidance – Conservative Fund, JNAM Guidance –

Moderate Fund, JNAM Guidance – Growth Fund, JNAM Guidance – Moderate Growth Fund, JNAM Guidance – Maximum Growth Fund, JNAM Guidance – Alt 100 Fund, JNAM Guidance – Equity 100 Fund, JNAM Guidance – Fixed Income 100 Fund, and JNAM Guidance – Real Assets Fund, please delete the table and replace it with the following:

[to be filed by amendment]

In the prospectus section entitled "Additional Information About Each Fund," please delete the fund description for the JNL/Franklin Templeton Frontier Markets Fund in its entirety and replace it with the following:

JNL/Mellon Capital Frontier Markets 100 Index Fund
(formerly, JNL/Franklin Templeton Frontier Markets Fund)

Investment Objective.  The investment objective of the JNL/Mellon Capital Frontier Markets 100 Index Fund (the "Fund") is to track the performance of the MSCI Frontier Markets 100 Index, which measures the investment returns of stocks issued by companies in frontier market countries.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks included in the MSCI Frontier Markets 100 Index (the "Index"), including depositary receipts representing interests in securities included in the Index; which may be in the form of American Depositary receipts ("ADRs"), Global Depositary receipts ("GDRs") or European Depositary receipts ("EDRs").

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis, but attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index, in relatively the same proportions as those stocks are represented in the Index.  Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

As of December 31, 2014, the market capitalization range of the Index is $165 million to $5,935 million.

When attempting to replicate a capitalization-weighted index such as the Index, portfolio turnover is typically limited to what the index adds and deletes over time, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require additional rebalancing as a result of market movement; rather, it is rebalanced automatically with the change in share price.

As of April 30, 2015, the Index considers "frontier markets countries" to include Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Lithuania, Mauritius, Morocco, Nigeria, Oman, Pakistan, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Ukraine, and Vietnam.

The Fund may also invest in derivative securities and exchange-traded funds to manage cash flows and equitize accruals.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also concentrated.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund's investment in any particular type of security, or assurance of the Fund's success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund's investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Concentration risk

•	Counterparty risk
•	Currency risk
•	Depositary receipts risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Index investing risk
•	Liquidity risk
•	Market risk
•	Non-diversification risk
•	Settlement risk

Please see the "Glossary of Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the "Glossary of Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director.  Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds.  Ms. Wong holds a M.B.A from San Francisco State University and has 16 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is a Managing Director, Equity Portfolio Management at Mellon Capital.  Mr. Durante at Mellon Capital.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 19 years of investment experience.  Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco.

Thomas Durante, CFA, Managing Director, Equity Portfolio Management has been at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 32 years of investment experience, and 14 years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

A discussion of the basis for the Board of Trustees' approval of the investment advisory and sub-advisory agreements is available in the Trust's Semi-Annual Report to shareholders for the period ended June 30, 2015.

In the prospectus section entitled "Additional Information About Each Fund," please delete the first paragraph in the sub-section "Principal Investment Strategies," for the JNL/Nicholas Convertible Arbitrage Fund in its entirety and replace it with the following:

Principal Investment Strategies.  The Fund's investment strategy focuses on owning long convertible bonds and shorting some of the issuing company's common stock.  The Fund seeks to achieve its investment objective by utilizing directional hedges on the underlying equity exposure of convertible securities invested in by the Fund.  Nicholas Investment Partners, L.P., the Fund's sub-adviser (the "Sub-Adviser"), implements a bottom-up investment approach that combines traditional credit analysis with fundamental and quantitative equity research emphasizing small- and mid-capitalization issuers, a segment the Sub-Adviser considers to be the most inefficient area of the convertible securities market, to identify and assess the attractiveness of potential convertible securities investments.  The Fund may gain exposure to convertible securities through "synthetic" means, specifically Equity-Linked Notes ("ELNs").   ELNs would allow the investment team to invest in securities with that meet the same overall investment criteria but may not specifically offer a convertible security.  Additionally, ELNs could also be utilized to gain exposure to other market segments with limited convertible issues.

ELNs typically will be unsecured, senior bonds issued by a counterparty with the return of the bond linked to the underlying securities (stock or basket) of the Sub-Adviser's choice.  These securities would offer highly customizable, convertible-like exposure to companies which may not have convertible bonds available in the market today.  In owning a "synthetic convertible," the Sub-Adviser will generally hedge the security just as the firm would any convertible security:  by shorting shares of the underlying equity exposure.

Under normal market conditions, the Fund's exposure to ELNs would typically not exceed 10% of the Fund's total market value.

In the prospectus section entitled "Additional Information About Each Fund," sub-section "Principal Risks of Investing in the Fund," for the JNL/Nicholas Convertible Arbitrage Fund, please add "Counterparty risk" and "Credit risk."

In the prospectus section entitled "Additional Information About Each Fund," sub-section "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)," for the JNL/The Boston Company Equity Income Fund, please delete "Growth investing risk."

In the prospectus section entitled "Additional Information About Each Fund," sub-section "The Sub-Adviser and Portfolio Management," for the JNL/The Boston Company Equity Income Fund, please delete the first sentence of the first paragraph in its entirety and replace with the following sentence:

The Sub-Adviser to the Fund is The Boston Company Asset Management LLC ("The Boston Company"), located at One Boston Place, 201 Washington Street, 14th Floor, Boston, Massachusetts 02108.

In the prospectus section entitled "Management of the Trust," sub-section entitled "Advisory Fee," please replace the row in the table for the JNL/Franklin Templeton Frontier Markets Fund with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)	Aggregate Fee Paid to Adviser in Most Recent Fiscal year (Annual Rate Based on Average Net Assets of Each Fund)
JNL/Mellon Capital Frontier Markets 100 Fund	$0 to $500 million Over $500 million	0.40% 0.35%	1.40% [2]
2 As of September 21, 2015, the annual advisory fee rate was reduced from 1.40% on assets up to $1 billion and 1.35% on assets over $1 billion to 0.40% on assets up to $500 million and 0.35% on assets over $500 million (stated as a percentage of the average daily net assets of the Fund).

In the prospectus section entitled "Financial Highlights," please delete the second paragraph and the Financial Highlights in its entirety and replace it with the following:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.  The information as of June 30, 2015 (semi-annual report) has not been audited.

[to be filed by amendment]

Please add the following, as Appendix A.

THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES").  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Supplement is dated September 21, 2015.

The Information In the Statement of Additional Information Is Not Complete And May Be Changed. We May Not Sell These Securities Until The Registration Statement Filed With The Securities And Exchange Commission Is Effective. This Statement of Additional Information Is Not An Offer To Sell These Securities And Is Not Soliciting An Offer To Buy These Securities In Any State Where The Offer Or Sale Is Not Permitted.

Supplement Dated September 21, 2015
To The Statement of Additional Information
Dated April 27, 2015

Jackson Variable Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 21, 2015, unless otherwise noted below.

This supplement reflects the following fund change and associated Investment Sub-Adviser change:

Current Fund (and Sub-Adviser)	New Fund Name (and Sub-Adviser)
JNL/Franklin Templeton Frontier Markets Fund (Sub-Adviser: Templeton Asset Management Ltd.)	JNL/Mellon Capital Frontier Markets 100 Index Fund (Sub-Adviser: Mellon Capital Management Corporation)

As a result of the above fund change, please delete all references to the JNL/Franklin Templeton Frontier Markets Fund and replace them with the JNL/Mellon Capital Frontier Markets 100 Index Fund.

This supplement discloses the following fund mergers:

Acquired Fund	Acquiring Fund
1)JNAM Guidance – Equity Income Fund, a series of Jackson Variable Series Trust	JNL/The Boston Company Equity Income Fund, a series of Jackson Variable Series Trust
2)JNL/Franklin Templeton Natural Resources Fund, a series of Jackson Variable Series Trust	JNL/BlackRock Natural Resources Fund, a series of JNL Series Trust

As a result of the above mergers, please remove all references to the following funds:

JNAM Guidance – Equity Income Fund
JNL/Franklin Templeton Natural Resources Fund

On page 9, in the section entitled "Common Types of Instruments and Management Practices (All Funds Except Feeder Funds)," please delete the seventh and eighth paragraphs under "Convertible and Exchangeable Securities" in their entirety and replace with the following paragraphs:

More flexibility is possible in the assembly of a synthetic convertible security, such as an Equity-Linked Note ("ELN"), than in the purchase of a convertible security.  Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when believed that such a combination may better achieve a Fund's investment objective.  A synthetic convertible security may be a more flexible investment in that its two components may be purchased separately.  For example, a Fund may purchase an ELN (a hybrid fixed income instrument) whose

1

return is partially dependent upon the performance of an underlying equity (stock, basket of stocks, index, basket of indexes, or some mix of these).  These instruments are generally designed for the over-the-counter ("OTC") institutional investment market.  However, there are a growing number of exchange traded ELNs available.

A holder of a synthetic convertible security, including an ELN, faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security.  Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost.  Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.

On page 62, in the section entitled "Fundamental and Operating Policies-Operating Policies," please add the following section for the JNL/Mellon Capital Frontier Markets 100 Index Fund:

(a)	Under normal market conditions, the Fund invests at least 80% of its net assets in stocks included in the MSCI Frontier Markets 100 Index.

On pages 100-102, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Sub-Advisers and Portfolio Managers," please delete the section entitled "Franklin Advisers, Inc. ("Franklin")" in its entirety.

On page 105, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Sub-Advisers and Portfolio Managers," please delete the first paragraph under "Mellon Capital Management Corporation" in its entirety and replace it with the following:

Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, serves as Sub-Adviser to the JNL ETF Tactical Conservative Fund, the JNL Tactical ETF Moderate Fund, the JNL Tactical ETF Growth Fund, and the JNL/Mellon Capital Frontier Markets 100 Index Fund.  Mellon Capital is a wholly owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

2

On page 106, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers," for the sub-section "Investment Sub-Advisers and Portfolio Managers" relating to "Mellon Capital Management Corporation," please delete the sub-section entitled "Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest" in its entirety and replace it with the following:

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of June 30, 2015:

JNL Tactical ETF Conservative Fund, JNL Tactical ETF Moderate Fund, JNL Tactical ETF Growth Fund, and JNL/Mellon Capital Frontier Markets 100 Index Fund

[to be filed by amendment]

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Karen Q. Wong
Richard A. Brown
Thomas Durante

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Karen Q. Wong	0	$0	0	$0	0	$0
Richard A. Brown	0	$0	0	$0	0	$0
Thomas Durante	0	$0	0	$0	0	$0

3

On page 109, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers," for the sub-section "Investment Sub-Advisers and Portfolio Managers" relating to "Mellon Capital Management Corporation," please delete the sub-section entitled "Security Ownership of Portfolio Managers for the JNL Tactical ETF Conservative Fund, JNL Tactical ETF Moderate Fund, and JNL Tactical ETF Growth Fund as of December 31, 2014" in its entirety and replace it with the following:

Security Ownership of Portfolio Managers for the JNL Tactical ETF Conservative Fund, JNL Tactical ETF Moderate Fund, JNL Tactical ETF Growth Fund, and JNL/Mellon Capital Frontier Markets 100 Index Fund as of June 30, 2015

[to be filed by amendment]

Security Ownership of Portfolio Managers	Karen Q. Wong	Richard A. Brown	Thomas Durante
NONE
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On pages 122-124, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Sub-Advisers and Portfolio Managers," please delete the section entitled "Templeton Asset Management Limited" in its entirety.

On page 133, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Sub-Advisory Fees," please add the following row to the table:

FUND*	ASSETS	FEES
JNL/Mellon Capital Frontier Markets 100 Index Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%

On page 136, please add the following paragraphs before the section entitled "Investment Management Arrangement Applicable to the JNL/American Funds Feeder Funds."

THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES").  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO JNL/MELLON CAPITAL FRONTIER MARKETS 100

4

INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Supplement is dated September 21, 2015.

(To be used with CMV8711 04/15 and CMV8711PROXY 04/15.)

CMX___09/15

5

JACKSON VARIABLE SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)	(1)		Amended and Restated Agreement and Declaration of Trust of Registrant dated April 27, 2015.[12]

(b)	(1)		Amended and Restated By-Laws of Registrant dated April 27, 2015.[12]

(c)			Not Applicable

(d)	(1)		Jackson National Asset Management, LLC ("JNAM")

		(i)	Investment Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[12]

		(ii)	Investment Advisory Agreement between JNAM and JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[12]

		(iii)	Investment Advisory Agreement between JNAM and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. dated April 27, 2015.[12]

		(iv)	Investment Advisory Agreement between JNAM and JNL/Van Eck International Gold Fund Ltd. dated April 27, 2015.[12]

	(2)		AQR Capital Management, LLC ("AQR")

		(i)	Investment Sub-Advisory Agreement between JNAM and AQR dated April 27, 2015.[12]

		(ii)	Investment Sub-Advisory Agreement between JNAM and AQR on behalf of the JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[12]

	(3)		BlackRock Financial Management, Inc. ("BlackRock Financial")

		(i)	Investment Sub-Advisory Agreement between JNAM and BlackRock Financial dated April 27, 2015.[12]

	(4)		BlackRock International Limited ("BlackRock International")

		(i)	Investment Sub-Advisory Agreement between JNAM and BlackRock International dated April 27, 2015.[12]

	(5)		BlackRock (Singapore) Limited ("BlackRock Singapore")

		(i)	Investment Sub-Advisory Agreement between JNAM and BlackRock Singapore dated April 27, 2015.[12]

	(6)		Dimensional Fund Advisors LP ("DFA")

		(i)	Investment Sub-Advisory Agreement between JNAM and DFA dated April 27, 2015.[12]

	(7)		DoubleLine Capital LP ("DoubleLine")

		(i)	Investment Sub-Advisory Agreement between JNAM and DoubleLine dated April 27, 2015.[12]

	(8)		Eaton Vance Management ("Eaton Vance")

		(i)	Investment Sub-Advisory Agreement between JNAM and Eaton Vance dated April 27, 2015.[12]

	(9)		Epoch Investment Partners, Inc. ("Epoch")

		(i)	Investment Sub-Advisory Agreement between JNAM and Epoch dated April 27, 2015.[12]

	(10)		Franklin Advisers, Inc. ("Franklin Advisers")

		(i)	Investment Sub-Advisory Agreement between JNAM and Franklin Advisers dated April 27, 2015.[12]

	(11)		Lazard Asset Management LLC ("Lazard")

		(i)	Investment Sub-Advisory Agreement between JNAM and Lazard dated April 27, 2015.[12]

	(12)		Mellon Capital Management Corporation ("Mellon Capital")

		(i)	Investment Sub-Advisory Agreement between JNAM and Mellon Capital dated April 27, 2015.[12]

		(ii)	Amendment, effective September 21, 2015, to Investment Sub-Advisory Agreement between JNAM and Mellon Capital dated April 27, 2015, to be filed by amendment.

	(13)		Neuberger Berman Fixed Income LLC ("Neuberger Berman")

		(i)	Investment Sub-Advisory Agreement between JNAM and Neuberger Berman dated April 27, 2015.[12]

		(ii)	Investment Sub-Advisory Agreement between JNAM and Neuberger Berman on behalf of the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. dated April 27, 2015.[12]

	(14)		Nicholas Investment Partners, L.P. ("Nicholas")

		(i)	Investment Sub-Advisory Agreement between JNAM and Nicholas dated April 27, 2015.[12]

	(15)		Pacific Investment Management Company LLC ("PIMCO")

		(i)	Investment Sub-Advisory Agreement between JNAM and PIMCO dated April 27, 2015.[12]

	(16)		PPM America, Inc. ("PPM")

		(i)	Investment Sub-Advisory Agreement between JNAM and PPM dated April 27, 2015.[12]

	(17)		T. Rowe Price Associates, Inc. ("T. Rowe")

		(i)	Investment Sub-Advisory Agreement between JNAM and T. Rowe dated April 27, 2015.[12]

	(18)		Templeton Asset Management Ltd. ("Templeton")

		(i)	Investment Sub-Advisory Agreement between JNAM and Templeton dated April 27, 2015.[12]

	(19)		The Boston Company Asset Management LLC ("The Boston Company")

		(i)	Investment Sub-Advisory Agreement between JNAM and The Boston Company dated April 27, 2015.[12]

	(20)		The London Company of Virginia, LLC ("The London Company")

		(i)	Investment Sub-Advisory Agreement between JNAM and The London Company dated April 27, 2015.[12]

	(21)		Van Eck Associates Corporation ("Van Eck")

		(i)	Investment Sub-Advisory Agreement between JNAM and Van Eck dated April 27, 2015.[12]

		(ii)	Investment Sub-Advisory Agreement between JNAM and Van Eck on behalf of the Curian/Van Eck International Gold Fund Ltd. dated April 27, 2015.[12]

	(22)		WCM Investment Management ("WCM")

		(i)	Investment Sub-Advisory Agreement between JNAM and WCM dated April 27, 2015.[12]

	(23)		Ziegler Capital Management, LLC ("Ziegler")

		(i)	Investment Sub-Advisory Agreement between JNAM and Ziegler dated May 29, 2015, attached hereto.

(e)	(1)	(i)
Participation Agreement between Registrant, Jackson National Life Insurance Company ("Jackson National Life"), American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[2]

(ii)
Amendment, effective May 1, 2013, to Participation Agreement between Registrant, Jackson National Life, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[8]

(iii)
Second Amendment, effective December 31, 2014, to Participation Agreement between Registrant, Jackson National Life, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[12]

(iv)
Amendment, effective April 27, 2015, to Participation Agreement between Registrant, Jackson National Life, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012, to be filed by amendment.

	(2)	(i)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York ("JNLNY"), American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[2]

(ii)
Amendment, effective May 1, 2013, to Participation Agreement between Registrant, JNLNY, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[8]

(iii)
Second Amendment, effective December 31, 2014, to Participation Agreement between Registrant, JNLNY, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[12]

(iv)
Amendment, effective April 27, 2015, to Participation Agreement between Registrant, JNLNY, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012, to be filed by amendment.

	(3)	(i)
Participation Agreement between Registrant, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc, iShares U.S. ETF Company, Inc., and iShares Sovereign Screened Global Bond Fund, Inc. (collectively, "iShares") dated January 31, 2012.[3]

		(ii)	Amendment, effective April 27, 2015, to Participation Agreement between Registrant and iShares dated January 31, 2012, to be filed by amendment.

	(4)	(i)	Investing Fund Agreement between Registrant and Market Vectors ETF Trust dated February 13, 2013.[6]

		(ii)	Amendment, effective April 27, 2015, to Investing Fund Agreement between Registrant and Market Vectors ETF Trust dated February 13, 2013, to be filed by amendment.

	(5)	(i)	Participation Agreement between Registrant and PIMCO ETF Trust dated January 31, 2012.[3]

		(ii)	Amendment, effective April 27, 2015, to Participation Agreement between Registrant and PIMCO ETF Trust dated January 31, 2012, to be filed by amendment.

	(6)	(i)
Purchasing Fund Agreement between Registrant, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (collectively, "PowerShares") dated January 31, 2012.[3]

		(ii)	Amendment, effective April 27, 2015, to Purchasing Fund Agreement between Registrant and PowerShares dated January 31, 2012, to be filed by amendment.

	(7)	(i)	Purchasing Fund Agreement between Registrant, SPDR® Dow Jones Industrial Average ETF Trust and SPDR® S&P 500® ETF Trust dated January 31, 2012.[3]

(ii)
Amendment, effective April 27, 2015, to Purchasing Fund Agreement between Registrant, SPDR® Dow Jones Industrial Average ETF Trust and SPDR® S&P 500® ETF Trust dated January 31, 2012, to be filed by amendment.

	(8)	(i)	Investing Fund Agreement between Registrant, The Select Sector SPDR Trust, SPDR Series Trust, and SPDR Index Shares Funds dated January 31, 2012.[3]

(ii)
Amendment, effective April 27, 2015, to Purchasing Fund Agreement between Registrant, The Select Sector SPDR Trust, SPDR Series Trust, and SPDR Index Shares Funds dated January 31, 2012, to be filed by amendment.

	(9)	(i)
Investing Agreement between Registrant, Vanguard Admiral Funds, Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds, Vanguard Star Funds, Vanguard Tax-Managed Funds, Vanguard Whitehall Funds, and Vanguard World Funds (collectively, "Vanguard") dated January 31, 2012.[3]

		(ii)	Amendment, effective April 27, 2015, to Investing Agreement between Registrant and dated January 31, 2012, to be filed by amendment.

	(10)	(i)	Investing Fund Participation Agreement between Registrant and FlexShares Trust dated December 16, 2013.[10]

		(ii)	Amendment, effective April 27, 2015, to Investing Fund Participation Agreement between Registrant and FlexShares Trust dated December 16, 2013, to be filed by amendment.

	(11)	(i)
Participation Agreement between Registrant and First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded AlphaDEX® Fund, and First Trust Exchange-Traded AlphaDEX® Fund II  (collectively, "First Trust") dated April 24, 2014.[11]

		(ii)	Amendment, effective April 27, 2015, to Participation Agreement between Registrant and First Trust dated April 24, 2014, to be filed by amendment.

	(12)	(i)	Participation Agreement between Registrant and Schwab Strategic Trust dated April 22, 2014.[11]

		(ii)	Amendment, effective April 27, 2015, to Participation Agreement between Registrant and Schwab Strategic Trust dated April 22, 2014, to be filed by amendment.

	(13)	(i)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC ("JNLD"), effective September 10, 2012.[5]

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013.[6]

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013.[8]

		(iv)	Amendment, effective December 31, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013. [10]

		(v)	Amendment, effective April 28, 2014, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013.[10]

		(vi)	Amendment, effective September 15, 2014, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013.[11]

		(vii)	Amendment, effective April 27, 2015, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013.[12]

(f)			Not Applicable.

(g)	(1)	(i)	Master Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. ("JPMorgan Chase") dated March 24, 2011.[1]

		(ii)	Mutual Fund Rider, dated March 24, 2011, to the Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase dated March 24, 2011.[1]

(iii)
Settled Securities Class Action Services Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase dated March 24, 2011, which supplements the Master Global Custody Agreement between Curian Series Trust and JPMorgan Chase dated March 24, 2011.[1]

		(iv)	Addendum to Master Global Custody Agreement between Registrant and JPMorgan Chase dated November 30, 2011.[2]

		(v)	Amendment, effective March 1, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[4]

		(vi)	Amendment, effective September 10, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[5]

		(vii)	Amendment, effective December 14, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[6]

		(viii)	Amendment, effective April 29, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[6]

		(ix)	Amendment, effective September 16, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[8]

		(x)	Amendment, effective April 28, 2014, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[10]

		(xi)	Amendment, effective September 15, 2014, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[11]

		(xii)	Amendment, effective April 27, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[12]

	(2)	(i)
Master Global Custody Agreement between JPMorgan Chase, and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd. ("Cayman Custody Agreement"), effective June 16, 2011; Settled Securities Class Action Services Addendum, dated June 16, 2011; and International Proxy Voting Addendum, dated June 16, 2011.[11]

		(ii)	Addendum, effective July 1, 2013, to the Cayman Custody Agreement dated June 16, 2011.[8]

		(iii)	Addendum, effective April 28, 2014, to the Cayman Custody Agreement dated June 16, 2011.[10]

		(iv)	Addendum, effective April 27, 2015, to the Cayman Custody Agreement dated June 16, 2011, to be filed by amendment.

	(3)	(i)	Holding Account Agreement, effective July 1, 2013, between Registrant, on behalf of the Curian/Van Eck International Gold Fund Ltd., and The Bank of Nova Scotia ("Scotiabank").[8]

(ii)
Amendment, effective April 27, 2015, to Holding Account Agreement, effective July 1, 2013, between Registrant, on behalf of the JNL/Van Eck International Gold Fund Ltd. and The Bank of Nova Scotia ("Scotiabank"), to be filed by amendment.

	(4)	(i)
Master Custody Agreement between JNL/PPM America Floating Rate Income Fund and State Street Bank and Trust Company ("State Street") (the "State Street Custody Agreement"), dated December 31, 2010; and Class Action Services Agreement, effective September 2, 2014, attached hereto.

		(ii)	Amendment dated April 16, 2015, to State Street Custody Agreement between Registrant and State Street~~,~~ dated December 31, 2010, attached hereto.

		(iii)	Amendment dated April 14, 2015, to Class Action Services Agreement, effective September 2, 2014, attached hereto.

(h)	(1)		Administration Agreement between Registrant and JNAM dated April 27, 2015.[12]

	(2)		Administration Agreement between JNAM and JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[12]

	(3)		Administration Agreement between JNAM and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. dated April 27, 2015.[12]

	(4)		Administration Agreement between JNAM and JNL/Van Eck International Gold Fund Ltd. dated April 27, 2015.[12]

	(5)	(i)	Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[2]

		(ii)	Amendment, effective March 1, 2012, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[4]

		(iii)	Amendment, effective September 10, 2012, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[5]

		(iv)	Amendment, effective April 29, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[6]

		(v)	Amendment, effective August 28, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[9]

		(vi)	Amendment, effective September 16, 2013, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[8]

		(vii)	Amendment, effective April 28, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[10]

		(viii)	Amendment, effective August 21, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[11]

		(ix)	Amendment, effective September 15, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[11]

		(x)	Amendment, effective April 27, 2015, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[12]

	(6)		Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated January 1, 2012.[2]

	(7)		Management Fee Waiver Agreement, effective April 27, 2015, between Registrant and JNAM.[12]

	(8)		Management Fee Waiver Agreement, effective April 27, 2015, between Registrant and JNAM.[12]

	(9)	(i)	Fund Compliance Services Agreement between Registrant and JFS effective October 5, 2011.[2]

		(ii)	Amendment, effective December 14, 2012, to Fund Compliance Services Agreement between Registrant and JFS dated October 5, 2011.[6]

		(iii)	Amendment, effective August 28, 2013, to Fund Compliance Services Agreement between Registrant and JFS dated October, 2011.[9]

(10)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian/BlackRock Global Long Short Credit Fund (the Acquiring Fund) and its Curian/UBS Global Long Short Fixed Income Opportunities Fund (the Acquired Fund)).[12]

(11)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian Guidance – Alt 100 Moderate Fund (the Acquiring Fund) and its Curian Guidance – Alt 100 Conservative Fund (the Acquired Fund)).[12]

(12)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian Guidance – Alt 100 Moderate Fund (the Acquiring Fund) and its Curian Guidance – Alt 100 Growth Fund (the Acquired Fund)).[12]

(13)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian Guidance – Conservative Fund (the Acquiring Fund) and its Curian Guidance – International Conservative Fund (the Acquired Fund)).[12]

(14)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian Guidance – Moderate Fund (the Acquiring Fund) and its Curian Guidance – International Moderate Fund (the Acquired Fund)).[12]

(15)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian Guidance – Growth Fund (the Acquiring Fund) and its Curian Guidance – International Growth Fund (the Acquired Fund)).[12]

(16)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian Guidance – Maximum Growth Fund (the Acquiring Fund) and its Curian Guidance – Tactical Maximum Growth Fund (the Acquired Fund)).[12]

(17)
 Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian Guidance – Moderate Fund (the Acquiring Fund) and its Curian Guidance – Tactical Moderate Fund (the Acquired Fund)).[12]

(18)
 Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian Guidance – Fixed Income 100 Fund (the Acquiring Fund) and its Curian Guidance – Multi-Strategy Income Fund (the Acquired Fund)).[12]

(19)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian/Nicholas Convertible Arbitrage Fund (the Acquiring Fund) and its Curian/PineBridge Merger Arbitrage Fund (the Acquired Fund)).[12]

(20)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian Guidance – Institutional Alt 65 Fund (the Acquired Fund) and JNL Series Trust (re its JNL Institutional Alt 65 Fund (the Acquiring Fund)).[12]

(21)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian Dynamic Risk Advantage – Growth Fund (the Acquired Fund) and JNL Series Trust (re its JNL/MMRS Moderate Fund (the Acquiring Fund)).[12]

(22)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian Dynamic Risk Advantage – Diversified Fund (the Acquired Fund) and JNL Series Trust (re its JNL/MMRS Conservative Fund (the Acquiring Fund)).[12]

(23)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian Dynamic Risk Advantage – Income Fund (the Acquired Fund) and JNL Series Trust (re its JNL/MMRS Conservative Fund (the Acquiring Fund)).[12]

(24)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian/Aberdeen Latin America Fund (the Acquired Fund) and JNL Series Trust (re its JNL/Lazard Emerging Markets Fund (the Acquiring Fund)).[12]

(25)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian/Ashmore Emerging Market Small Cap Equity Fund (the Acquired Fund) and JNL Series Trust (re its JNL/Lazard Emerging Markets Fund (the Acquiring Fund)).[12]

(26)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian/Schroder Emerging Europe Fund (the Acquired Fund) and JNL Series Trust (re its JNL/Lazard Emerging Markets Fund (the Acquiring Fund)).[12]

(27)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian/Baring International Fixed Income Fund (the Acquired Fund) and JNL Series Trust (re its JNL/Franklin Templeton Global Multisector Bond Fund (the Acquiring Fund)).[12]

(28)
Plan of Reorganization of the Curian Variable Series Trust, dated April 24, 2015, (re its Curian/CenterSquare International Real Estate Securities Fund (the Acquired Fund) and JNL Series Trust (re its JNL/Invesco Global Real Estate Fund (the Acquiring Fund)).[12]

(29)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Series Trust, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Strategic Income Fund LLC, Curian Series Trust, JNAM and Curian Capital, LLC.[12]

(i)			Opinion and Consent of Counsel, attached hereto.

(j)			Consent of Auditors, to be filed by amendment.

(k)			Not Applicable

(l)	(1)		Initial Capital Agreement, dated November 30, 2011, between Registrant and Jackson National Life.[2]

(m)	(1)	(i)	Distribution Plan, effective September 10, 2012.[5]

		(ii)	Amendment to Distribution Plan, dated September 11, 2012.[6]

		(iii)	Amendment to Distribution Plan, effective April 29, 2013.[6]

		(iv)	Amendment to Distribution Plan, effective September 16, 2013.[8]

		(v)	Amendment to Distribution Plan, effective April 28, 2014.[10]

		(vi)	Amendment to Distribution Plan, effective September 15, 2014.[11]

		(vii)	Amendment to Distribution Plan, effective April 27, 2015.[12]

(n)			Not Applicable

(o)			Not Applicable

(p)	(1)		Code of Ethics for Registrant, JNAM, Curian Capital, LLC, JNLD, and PPM dated May 1, 2015, attached hereto.

	(2)		Code of Ethics for AQR, dated September 13, 2012.[6]

	(3)		Code of Ethics for BlackRock Financial, BlackRock International, and BlackRock Singapore, dated July 21, 2014.[12]

	(4)		Code of Ethics for DFA, dated March 1, 2013.[9]

	(5)		Code of Ethics for DoubleLine, dated August 21, 2014.[12]

	(6)		Code of Ethics for Eaton Vance, dated December 2013.[12]

	(7)		Code of Ethics for Epoch, dated October 2013.[12]

	(8)		Code of Ethics for FAMCO, dated January 28, 2014.[12]

	(9)		Code of Ethics for Franklin Advisers, dated May 2013.[9]

	(10)		Code of Ethics for Lazard, dated September 2014.[12]

	(11)	(i)	Code of Conduct for Mellon Capital, dated June 2013.[9]

		(ii)	Personal Securities Trading Policy for Mellon Capital dated February 10, 2014.[12]

	(12)		Code of Ethics for Neuberger Berman January 2013.[7]

	(13)		Code of Ethics for Nicholas, dated January 1, 2014.[12]

	(14)		Code of Ethics for PIMCO, dated March 2014.[12]

	(15)		Code of Ethics for T. Rowe, dated July 1, 2014.[12]

	(16)		Code of Ethics for Templeton, dated May 1, 2013.[9]

	(17)	(i)	Code of Conduct for The Boston Company, dated March 2012.[9]

		(ii)	Insider Trading Policy for The Boston Company dated August 2014.[12]

	(18)		Code of Ethics for The London Company, dated November 2013.[12]

	(19)		Code of Ethics for Van Eck, dated September 25, 2014.[12]

	(20)		Code of Ethics for WCM, dated December 31, 2013.[12]

[1]
Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A (333-177369; 811-22613) ("Registration Statement") filed with the Securities and Exchange Commission ("SEC") on October 19, 2011.

[2]	Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on January 26, 2012.

[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on March 1, 2012.

[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.

[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.

[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2013.

[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A filed with the SEC on June 14, 2013.

[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.

[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed with the SEC on March 14, 2014.

[10]	Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.

[11]	Incorporated by reference to Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on January 16, 2015.

[12]	Incorporated by reference to Registrant's Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2015.

Item 29. Persons controlled by or under Common Control with Registrant.

Curian Series Trust
JNL Series Trust
JNL Variable Fund LLC
JNL Investors Series Trust
JNL Strategic Income Fund LLC
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Declaration of Trust:  Article IV of the Registrant's Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article IV, Section 4.3 of the Registrant's Declaration of Trust provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

		(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

		(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 4.3 of the Declaration of Trust, a "Non-interested Trustee" is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

Indemnification Arrangements: The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of the Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAM") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Agostine, Contillo, Koors, Nerud, O'Boyle, Oprins, Piszczek, Taylor, Wehrle and Wetzel; and Mses. Bennett, Bergandine, Buiter, Burke, Crosser, Gonzalez, and Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAM contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Operations (12/2009 to 06/28/2014). Vice President – Operations (06/28/2014 to Present).

Karen Buiter	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President - Fund Reporting (04/15/2008 to 06/30/2011). Vice President - Financial Reporting (07/01/2011 to Present).

Garett Childs	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Corporate Finance and Controller (12/28/2013 to Present).

Steven J. Fredricks	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (02/2005 to Present), and Senior Vice President (02/27/2013 to Present).

William Harding	1 Corporate Way Lansing, Michigan 48951	Vice President – Investment Management (10/2012 to 06/28/2014). Senior Vice President, Chief Investment Officer (06/28/2014 to Present).

Thomas P. Hyatte	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/15/2013 to Present).

Leandra R. Knes	225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606	Chairman (03/02/2011 to Present); and Managing Board Member (03/02/2011 to Present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Vice President (01/2007 to 01/2009). Chief Financial Officer (1/2007 to 04/10/2011). Senior Vice President (01/2009 to Present); and Chief Operating Officer (04/11/2011 to Present).

Mark B. Mandich	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/20/2015 to Present).

P. Chad Meyers	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/20/2015 to Present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2007 to 12/31/2010); and (05/20/2015 to Present). President (01/01/2007 to Present); and Chief Executive Officer (01/01/2010 to Present).

Gerard A.M. Oprins	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (04/11/2011 to Present); and Chief Financial Officer (04/11/2011 to Present).

Michael Piszczek	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Tax (11/2007 to 06/30/2011). Vice President – Tax (07/01/2011 to Present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Chief Legal Officer (07/2004 to 12/31/2009). Secretary (11/2000 to Present); General Counsel (01/01/2010 to Present); and Senior Vice President (01/01/2010 to Present).

Kristan L. Richardson	1 Corporate Way Lansing, Michigan 48951	Assistant Secretary (06/12/2014 to Present).

AQR Capital Management, LLC; BlackRock Financial Management, Inc.; BlackRock International Limited; BlackRock (Singapore) Limited; Dimensional Fund Advisors L.P.; DoubleLine Capital LP; Eaton Vance Management; Epoch Investment Partners, Inc.; ; Franklin Advisers, Inc.; Lazard Asset Management LLC; Mellon Capital Management Corporation; Neuberger Berman Fixed Income LLC; Nicholas Investment Partners, L.P.; Pacific Investment Management Company LLC; PPM America, Inc.; T. Rowe Price Associates, Inc.; Templeton Asset Management Ltd.; The Boston Company Asset Management LLC; The London Company of Virginia, LLC; Van Eck Associates Corporation; and WCM Investment Management, Ziegler Capital Management, LLC the sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services.  Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:

SUB-ADVISERS/SUB-SUB-ADVISERS:	FILE NO.:

AQR Capital Management, LLC	801-55543
BlackRock Financial Management, Inc.	801-48433
BlackRock International Limited	801-51087
BlackRock (Singapore) Limited	801-76926
Dimensional Fund Advisors L.P.	801-16283
DoubleLine Capital L.P.	801-70942
Eaton Vance Management	801-15930
Epoch Investment Partners, Inc.	801-63118
Franklin Advisers, Inc.	801-26292
Lazard Asset Management LLC	801-61701
Mellon Capital Management Corporation	801-19785
Neuberger Berman Fixed Income LLC	801-61757
Nicholas Investment Partners, L.P.	801-66532
Pacific Investment Management Company LLC	801-48187
PPM America, Inc.	801-40783
T. Rowe Price Associates, Inc.	801-856
Templeton Asset Management Ltd.	801-46997
The Boston Company Asset Management LLC	801-6829
The London Company of Virginia, LLC	801-46604
Van Eck Associates Corporation	801-21340
WCM Investment Management	801-11916
Ziegler Capital Management, LLC	801-64334

Item 32. Principal Underwriters.

(a)	Jackson National Life Distributors LLC acts as general distributor for the Registrant.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Gregory P. Cicotte 7601 Technology Way Denver, CO 80237	Manager, President and Chief Executive Officer

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Manager

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Manager

Ty Anderson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Erin Balcaitis 7601 Technology Way Denver, CO 80237	Vice President

Paul Ballain 7601 Technology Way Denver, CO 80237	Assistant Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President

Richard Catts 7601 Technology Way Denver, CO 80237	Vice President

Eric Cantor 7601 Technology Way Denver, CO 80237	Assistant Vice President

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Executive Vice President, Chief Financial Officer and FinOp

Christopher Cord 7601 Technology Way Denver, CO 80237	Vice President

Kim Feul 7601 Technology Way Denver, CO 80237	Assistant Vice President

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Secretary

Mark Godfrey 7601 Technology Way Denver, CO 80237	Vice President

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Elizabeth Griffith 7601 Technology Way Denver, CO 80237	Vice President

Patrick Halas 7601 Technology Way Denver, CO 80237	Assistant Vice President

Paul Hardy 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mona Hernandez 7601 Technology Way Denver, CO 80237	Assistant Vice President

Kelli Hill 7601 Technology Way Denver, CO 80237	Vice President

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Doug Mantelli 7601 Technology Way Denver, CO 80237	Senior Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Assistant Vice President

Timothy McDowell 7601 Technology Way Denver, CO 80237	Assistant Vice President

Jennifer Meyer 7601 Technology Way Denver, CO 80237	Vice President

Peter Meyers 7601 Technology Way Denver, CO 80237	Assistant Vice President

Bob Mitton 7601 Technology Way Denver, CO 80237	Assistant Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

Steven O'Connor 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Vice President

John Poulsen 7601 Technology Way Denver, CO 80237	Executive Vice President, Sales Strategy

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Ryan Riggen 7601 Technology Way Denver, CO 80237	Assistant Vice President

Scott Romine 7601 Technology Way Denver, CO 80237	President and Chief Executive Officer

Kezia Samuel 7601 Technology Way Denver, CO 80237	Vice President

Tim Schauer 7601 Technology Way Denver, CO 80237	Assistant Vice President

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, CO 80237	Vice President

Marc Socol 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Melissa Sommer 7601 Technology Way Denver, CO 80237	Vice President

James P. Sopha 1 Corporate Way Lansing, MI 48951	Chief Operating Officer

Michael Spindler 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

Ryan Strauser 7601 Technology Way Denver, CO 80237	Vice President

Brian Sward 7601 Technology Way Denver, CO 80237	Senior Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President and Controller

Katie Turner 7601 Technology Way Denver, CO 80237	Vice President

Brad Whiting 7601 Technology Way Denver, CO 80237	Vice President

Byron Wilson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Matt Witulski 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Wright 7601 Technology Way Denver, CO 80237	Senior Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Item 33. Location of Accounts and Records

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant, 225 West Wacker Drive, Suite 1200, Chicago, IL 60606, and the following locations:

Office of the Administrator at 1 Corporate Way, Lansing, Michigan 48951
JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017
The Bank of Nova Scotia, One Liberty Plaza, 25th Floor, New York, New York 10006
AQR Capital Management, LLC, Two Greenwich Plaza, Greenwich, Connecticut 06830
BlackRock Financial Management, Inc., 55 East 52nd Street, New York, New York 10055
BlackRock International Limited, Exchange Place One, 1 Semple Street, Edinburgh, United Kingdom EH3 8BL
BlackRock (Singapore) Limited, #18-01, Twenty Anson, 20 Anson Road, Singapore, 079912
Dimensional Fund Advisors L.P., 6300 Bee Cave Road, Building One, Austin, Texas 78746
DoubleLine Capital L.P., 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071
Eaton Vance Management, Two International Place, Boston, Massachusetts, 02110
Epoch Investment Partners, Inc., 399 Park Avenue, 31st Floor, New York, New York 10022
Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403
Lazard Asset Management LLC, 30 Rockefeller Plaza, 55th Floor, New York, New York 10112
Mellon Capital Management Corporation, 50 Fremont Street, Suite 3900, San Francisco, California 94105
Neuberger Berman Fixed Income LLC, 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603
Nicholas Investment Partners, L.P., 6451 El Sicomoro Street, Rancho Santa Fe, California 92067
Pacific Investment Management Company LLC, 650 Newport Center Drive, Newport Beach, California 92660
PPM America, Inc., 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202
Templeton Asset Management Ltd., 7 Temasek Boulevard, Suntec Tower One, #38-03, Singapore 038987
The Boston Company Asset Management LLC, One Boston Place, Boston, Massachusetts 02108
The London Company of Virginia, LLC, 1801 Bayberry Court, Suite 301, Richmond, Virginia 23226
Van Eck Associates Corporation, 335 Madison Avenue, New York, New York 10017
WCM Investment Management, 281 Brooks Street, Laguna Beach, California 92651
Ziegler Capital Management, 70 W Madison Street, Suite 2400, Chicago, IL 606002

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

The Registrant shall undertake to file an amendment to this Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 28 under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment No. 28 to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and the State of Illinois on the 9th day of June, 2015.

JACKSON VARIABLE SERIES TRUST

/s/ Mark D. Nerud by Diana R. Gonzalez *
Mark D. Nerud
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 28 has been signed below by the following persons in the capacities and on the date indicated.

/s/ David W. Agostine by Diana R. Gonzalez *	June 9, 2015
David W. Agostine
Trustee

/s/ Gregory P. Contillo by Diana R. Gonzalez *	June 9, 2015
Gregory P. Contillo
Trustee

/s/ Dylan E. Taylor by Diana R. Gonzalez *	June 9, 2015
Dylan E. Taylor
Trustee

/s/ Mark S. Wehrle by Diana R. Gonzalez *	June 9, 2015
Mark S. Wehrle
Trustee

/s/ Scot T. Wetzel by Diana R. Gonzalez *	June 9, 2015
Scot T. Wetzel
Trustee

/s/ Mark D. Nerud by Diana R. Gonzalez *	June 9, 2015
Mark D. Nerud
President and Chief Executive Officer

/s/ Daniel W. Koors by Diana R. Gonzalez *	June 9, 2015
Daniel W. Koors
Treasurer and Chief Financial Officer

* By Diana R. Gonzalez, Attorney In Fact

SIGNATURES

JNL/AQR Risk Parity Fund Ltd. has duly caused this Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to JNL/AQR Risk Parity Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on this 9th day of June, 2015.

JNL/AQR RISK PARITY FUND LTD.

/s/ Susan S. Rhee by Diana R. Gonzalez *
Susan S. Rhee
Director of JNL/AQR Risk Parity Fund Ltd.

This Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to the JNL/AQR Risk Parity Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Daniel W. Koors by Diana R. Gonzalez *	June 9, 2015
Daniel W. Koors
Director of JNL/AQR Risk Parity Fund Ltd.

/s/ Susan S. Rhee by Diana R. Gonzalez *	June 9, 2015
Susan S. Rhee
Director of JNL/AQR Risk Parity Fund Ltd.

* By Diana R. Gonzalez, Attorney In Fact

SIGNATURES

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd has duly caused this Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on this 9th day of June, 2015.

JNL/NEUBERGER BERMAN RISK BALANCED COMMODITY STRATEGY FUND LTD.

/s/ Susan S. Rhee by Diana R. Gonzalez*
Susan S. Rhee
Director of JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.

This Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Daniel W. Koors by Diana R. Gonzalez *	June 9, 2015
Daniel W. Koors
Director of JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.

/s/ Susan S. Rhee by Diana R. Gonzalez *	June 9, 2015
Susan S. Rhee
Director of JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.

* By Diana R. Gonzalez, Attorney In Fact

SIGNATURES

JNL/Van Eck International Gold Fund Ltd. has duly caused this Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to JNL/Van Eck International Gold Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on this 9th day of June, 2015.

JNL/VAN ECK INTERNATIONAL GOLD FUND LTD.

/s/ Susan S. Rhee by Diana R. Gonzalez *
Susan S. Rhee
Director of JNL/Van Eck International Gold Fund Ltd.

This Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to the JNL/Van Eck International Gold Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Daniel W. Koors by Diana R. Gonzalez *	June 9, 2015
Daniel W. Koors
Director of JNL/Van Eck International Gold Fund Ltd.

/s/ Susan S. Rhee by Diana R. Gonzalez*	June 9, 2015
Susan S. Rhee
Director of JNL/Van Eck International Gold Fund Ltd.

* By Diana R. Gonzalez, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JACKSON VARIABLE SERIES TRUST (333-177369), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of Jackson Variable Series Trust, hereby constitute and appoint Susan S. Rhee, Diana R. Gonzalez, and Mark D. Nerud,  his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ David W. Agostine	March 5, 2015
David W. Agostine
Trustee

/s/ Gregory P. Contillo	March 5, 2015
Gregory P. Contillo
Trustee

/s/ Dylan E. Taylor	March 5, 2015
Dylan E. Taylor
Trustee

/s/ Mark S. Wehrle	March 5, 2015
Mark S. Wehrle
Trustee

/s/ Scot T. Wetzel	March 5, 2015
Scot T. Wetzel
Trustee

/s/ Daniel W. Koors	March 5, 2015
Daniel W. Koors
Treasurer and Chief Financial Officer (Principal Financial Officer)

/s/ Mark D. Nerud by Diana R. Gonzalez *	March 5, 2015
Mark D. Nerud
President and Chief Executive Officer (Principal Executive Officer)

			EXHIBIT LIST

Exhibit Number 28			Exhibit Description

(d)	(23)	(i)	Investment Sub-Advisory Agreement between JNAM and Ziegler dated May 29, 2015, attached hereto as EX99.28(d)(23)(i).

(g)	(4)	(i)
Master Custody Agreement between JNL/PPM America Floating Rate Income Fund and State Street Bank and Trust Company ("State Street") (the "State Street Custody Agreement"), dated December 31, 2010; and Class Action Services Agreement, effective September 2, 2014, attached hereto as EX99.28(g)(4)(i).

		(ii)	Amendment dated April 16, 2015, to State Street Custody Agreement between Registrant and State Street~~,~~ dated December 31, 2010, attached hereto as EX99.28(g)(4)(ii).

		(iii)	Amendment dated April 14, 2015, to Class Action Services Agreement, effective September 2, 2014, attached hereto as EX99.28(g)(4)(iii).

(i)			Opinion and Consent of Counsel, attached hereto as EX99.28(i).

(p)	(1)		Code of Ethics for Registrant, JNAM, Curian Capital, LLC, JNLD, and PPM dated May 1, 2015, attached hereto as EX99.28(p)(1).